Other Operating Gains (Losses), Net (Details) $ in Thousands, $ in Millions				12 Months Ended
	Dec. 05, 2023 Gigahertz	Dec. 05, 2021 Gigahertz	Dec. 31, 2020 Megahertz	Dec. 31, 2023 CAD ($)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)		Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)
Other Operating Gains (Losses), Net (Details) [Line Items]
Number of megahertz (in Megahertz) | Megahertz			300
Number of clearing gigahertz (in Gigahertz) | Gigahertz	180	120
Recognized amount				$ 704,161			$ 759,169		$ 758,212
Received payament (in Dollars)									42,900
Accrued liabilities				$ 39,056	[1]		$ 41,579	[1]			$ 259.6
Impairment of intangible assets						$ 66.0
Intangible assets of property and other equipment						13.8
Bottom of range [member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Number of megahertz (in Megahertz) | Megahertz			3,700
Top of range [member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Number of megahertz (in Megahertz) | Megahertz			4,000
C-Band Clearing Program [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Recognized amount									$ 108,500	$ 84.8
Impairment [Member]
Other Operating Gains (Losses), Net (Details) [Line Items]
Intangible assets of property and other equipment						$ 13.8

[1]	Other payables and accrued liabilities included payables that are not trade in nature as well as various operating and capital accruals.